Commitments and Contingencies 5 (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Lease Commitments And Purchase Agreements [Abstract]
Accrual for legal proceedings and unasserted claims	$ 1,500,000	$ 1,500,000